Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

NOTE 21. SUBSEQUENT EVENTS
The Company has evaluated subsequent events through March 21, 2023, which is the date on which these financial statements were issued.
On February 27, 2023, the Company announced it has mutually agreed with Columbia Care Inc. to extend the outside date to complete the proposed acquisition by Cresco of Columbia Care from March 31, 2023 to June 30, 2023. The extension will allow the Companies additional time to finalize divestiture agreements and obtain the regulatory approvals required to close.
During the year ended December 31, 2022, the Company deferred payment of certain federal tax liabilities, which were related to the year ended December 31, 2021. The Company performed a review of the pertinent facts and applicable loan covenants relating to the deferral of the tax payments and such review, in the Company’s determination, supported the decision to defer such payments. The Company made a payment to the IRS of $30.9 million in the first quarter of 2023 to satisfy the 2021 tax obligations in full. It is the Company’s intention to pay its 2022 tax liability in full in 2023. See Note 11 for additional information on the Senior Loan.